Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ (82)	€ (76)
Derivative financial assets	44	113
Total of derivative financial liabilities and assets	(37)	37
2020
FINANCIAL RISK FACTORS
Derivative financial assets	32	61
Total of derivative financial liabilities and assets	(23)	0
Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial assets	6	1
Total of derivative financial liabilities and assets	(18)	(11)
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(55)	(64)
Derivative financial assets	33	100
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(11)	(9)
Derivative financial assets	3	2
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	16	3
Derivative financial assets	9	11
Designated as hedging instruments | Interest Rate Risk | 2020 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(36)	(13)
Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(515)	(26)
Financial liabilities | 2020
FINANCIAL RISK FACTORS
Derivative financial liabilities	55	61
Financial liabilities | Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	24	12
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2020 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,865)	(2,111)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2020 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(2,816)	(2,062)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(3)	(11)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2020 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(415)	(340)
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2020 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(401)	(330)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | 2020 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(28)	(15)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(536)	(27)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2020 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(3,442)	(4,025)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2020 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(3,468)	(4,076)
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Foreign Currency | 2020 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(114)	(203)
Financial assets | Designated as hedging instruments | Foreign Currency | 2020 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(117)	(202)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2020 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(14)	(8)
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2020 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(17)	(19)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(18)	(14)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ (24)	€ (15)